Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Entity Registrant Name	Wix.com Ltd.
Entity Central Index Key	0001576789
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	40,272,846
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes